UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
 ☒Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period
January 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported) February 6, 2018
Commission File Number of securitizer:  025-03049
Central Index Key Number of securitizer:  0001688593

CONTINENTAL FINANCE COMPANY, LLC1
 (Exact name of securitizer as specified in its charter)
Lamiaa Elfar, General Counsel, (732) 957-9560
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
________________________________________________________
 (Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
___________________________________________
Name and telephone number, including area code,
 of the person to contact in connection with this filing
_________________________
1  Continental Finance Company, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Continental Credit Card ABS 2016-1, LLC and Continental Credit Card ABS 2017-1, LLC

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CONTINENTAL FINANCE COMPANY, LLC
(Securitizer)

By: /s/ Lamiaa Elfar
Name: Lamiaa Elfar
Title: General Counsel

Dated:  February 6, 2018